X.com International Index Fund
Semi-annual Report
since fund inception of 4/3/00


As with the U.S. market, international markets were negatively affected by continued interest rate fears and the move away from investment in "new economy" technology companies. Twelve of the twenty countries comprising the index posted losses for the quarter. Not surprisingly, telecom and other "new economy" related stocks registered the most significant declines. Japan, which at 26.9% represents the largest component of EAFE, fell 6.19% for the quarter, due largely to Sony's 32% plunge. Nippon Telephone and Telegraph also contributed to the loss, dropping 14%. UK, the second largest EAFE country, dropped 6.54%, largely due to British Telecom's loss of 27%. Germany, the fourth largest country in EAFE, fell 29%. Deutsche Telekom, which represents 25% of Germany's index, lost 11.76% for the quarter, accounting for more than half of the country's decline.

In a reversal of first quarter performance, Belgium was the top-performing company in the index, rising 7.63% for the quarter. At 26% of the index, Belgium's largest insurance company, Fortis, rose 14%. Belgium's largest bank, KBC Bancassurance was the big winner for the quarter, jumping 23%. Unfortunately, since Belgium represents only 0.77% of EAFE, its strong performance did little to help index returns.

The poorest performer was Ireland, down 16.25%. Ireland is one of the smallest countries in the index, accounting for only 0.36%.

X.com International Index Fund
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------------------------------------

ASSETS
Investments:
In International Index Master Portfolio ("Master Portfolio"), at market value (Note 1)           $  167,928
Receivables:
     Due from X.com (Note 2)                                                                          1,721
                                                                                                 ----------
Total Assets                                                                                        169,649
                                                                                                 ----------
LIABILITIES
Payables:
     Distribution to shareholders                                                                       251
                                                                                                 ----------
Total Liabilities                                                                                       251
                                                                                                 ----------
NET ASSETS                                                                                       $  169,398
                                                                                                 ==========
Net assets consist of:
     Paid-in capital                                                                                166,664
     Undistributed net investment income                                                                  3
     Undistributed net realized loss on investments                                                     (19)
     Net unrealized appreciation of investments                                                       2,750
                                                                                                 ----------
NET ASSETS                                                                                       $  169,398
                                                                                                 ==========
Shares outstanding                                                                                   17,675
                                                                                                 ==========
Net asset value and offering price per share                                                     $     9.58
                                                                                                 ==========

-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com International Index Fund
Statement of Operations
For the Period April 3, 2000 (commencement of operations) through June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
     Dividends                                                                                   $      261
     Interest                                                                                            39
     Expenses                                                                                           (36)
                                                                                                 ----------
Net investment income allocated from Master Portfolio                                                   264
                                                                                                 ----------
FUND EXPENSES (Note 2)
     Advisory fees                                                                                       49
                                                                                                 ----------
Total fund expenses                                                                                      49
                                                                                                 ----------
Less:
     Fees reimbursed by X.com (Note 2)                                                                  (39)
                                                                                                 ----------
Total Net Expenses                                                                                       10
                                                                                                 ----------
Net investment income                                                                                   254
                                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
     Net realized loss                                                                                  (19)
     Net change in unrealized appreciation                                                            2,750
                                                                                                 ----------
Net gain on investments allocated from corresponding Master Portfolio                                 2,731
                                                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $    2,985
                                                                                                 ==========

-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com International Index Fund
Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------

                                                                                    For the period April 3,
                                                                                      2000 (commencement of
                                                                                    operations) to June 30,
                                                                                           2000 (Unaudited)
                                                                                  -------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                                       $      254
     Net realized loss                                                                                  (19)
     Net change in unrealized appreciation                                                            2,750
                                                                                                 ----------
Net increase in net assets resulting from operations                                                  2,985
                                                                                                 ----------
Distributions to shareholders:
     From net investment income                                                                        (251)
                                                                                                 ----------
Total distributions to shareholders                                                                    (251)
                                                                                                 ----------
Capital share transactions:
     Proceeds from shares sold                                                                      207,406
     Cost of shares redeemed                                                                        (40,742)
                                                                                                 ----------
Net increase in net assets resulting from capital share transactions                                166,664
                                                                                                 ----------
Increase in net assets                                                                              169,398
NET ASSETS:
Beginning of period                                                                                       0
                                                                                                 ----------
End of period (including undistributed net investment income of $3)                              $  169,398
                                                                                                 ==========
SHARES ISSUED AND REDEEMED:
     Shares sold                                                                                     21,932
     Shares redeemed                                                                                 (4,257)
                                                                                                 ----------
Net increase in shares outstanding                                                                   17,675
                                                                                                 ==========
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

X.com International Index Fund

------------------------------------------------------------------------------
                                                                  Period From
                                                                April 3, 2000
                                                                (Commencement
                                                            of Operations) to
                                                                Jun. 30, 2000
                                                                  (Unaudited)

------------------------------------------------------------------------------
Net asset value, beginning of period                            $       10.00
                                                               ---------------
Income from investment operations:
     Net investment income                                               0.01
     Net realized and unrealized loss on investments                    (0.42)
                                                               ---------------
Total from investment operations                                        (0.41)
                                                               ---------------
Less distributions:
     From net investment income                                         (0.01)
                                                               ---------------
Total distributions                                                     (0.01)
                                                               ---------------
Net asset value, end of period                                  $        9.58
                                                               ===============
Total return                                                            (4.06)% ++
                                                               ===============
Ratios/Supplemental data:
     Net assets, end of period (000s)                           $         169
     Ratio of expenses to average net assets                 1           0.33 % +
     Ratio of net investment income to average net assets    2           1.78 % +

------------------------------------------------------------------------------
1    Ratio of expenses to average net assets prior to waived
     fees and reimbursed expenses                                        0.59 % +
2    Ratio of net investment income (loss) to average net
     assets prior to waived fees and reimbursed expenses                 1.52 % +

+    Annualized
++   Not Annualized

The accompanying notes are an integral part of these financial statements.

X.COM INTERNATIONAL INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    X.com International Index Fund (the "Fund") is one of a diversified series of X.com Funds (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Investment Policy and Security Valuation

    The Fund invests all of its assets in the International Index Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (0.21% as of June 30, 2000).

    The method by which the MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

    Security Transactions and Income Recognition

    The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

    The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    Dividends and Distributions to Shareholders

    Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

    Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

    Federal Income Taxes

    The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    X.com Asset Management, Inc. ("XAM"), a wholly owned subsidiary of X.com Corporation ("X.com") serves as the Funds' investment adviser. For both their advisory and administrative services, XAM is paid a "unified" fee from the Fund at an annual rate of 0.35% of the Fund's average daily net assets. Under this agreement between the Trust and XAM, XAM assumes all ordinary recurring direct costs of the Trust, such as custodian fees, director's fees, transfer agency fees and accounting fees, and excludes, generally, advisory fees and costs related to security transactions. XAM may delegate some of their administrative duties to the administrator.

    A fee waiver for the Fund is made pursuant to an expense limitation and reimbursement agreement with XAM that is in effect for an initial term of one year and will be renewed thereafter automatically for a one year term on an annual basis. The agreement can be changed, terminated or not renewed by either party only by giving 90 days' prior notice. XAM waived all fees incurred totaling 0.07% of its average daily net assets.

    X.com serves as the shareholder servicing agent for the Fund. X.com is also responsible for maintaining the Fund's shareholder accounts.

    Investor's Bank & Trust Company (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. XAM compensates the Administrator for services performed.

INTERNATIONAL INDEX MASTER PORTFOLIO

JUNE 30, 2000 (Unaudited)

Schedule of Investments

     Security                                                            Shares         Value
     -------------------------------------------------------------------------------------------

     COMMON STOCKS--94.61%
     AUSTRALIA--2.44%
     -------------------------------------------------------------------------------------------
     AMP Ltd.                                                            11,687       $  118,770
     Boral Ltd.                               +                          71,979           90,362
     Brambles Industries Ltd.                                             1,699           52,140
     Broken Hill Proprietary Co. Ltd.                                    12,867          151,916
     Coca-Cola Amatil Ltd.                                               20,876           40,560
     Cochlear Ltd.                                                        1,233           21,197
     Coles Myer Ltd.                                                     12,062           46,249
     Commonwealth Bank of Australia                                       9,859          163,197
     Computershare Ltd.                                                   5,287           27,149
     Gandel Retail Trust                                                 30,252           19,531
     Lend Lease Corp. Ltd.                                                3,501           44,595
     National Australia Bank Ltd.                                         9,288          154,900
     News Corp. Ltd.                                                     14,697          202,075
     Orica Ltd.                                                          12,833           58,135
     Rio Tinto Ltd.                                                       3,595           59,356
     Santos Ltd.                                                         18,862           57,393
     Smith (Howard) Ltd.                                                 12,782           62,351
     Southcorp Ltd.                                                      13,279           38,262
     TABCORP Holdings Ltd.                                                7,813           44,838
     Telstra Corp Ltd.                                                   55,984          226,909
     Wesfarmers Ltd.                                                      5,793           46,058
     Westpac Banking Corp. Ltd.                                          11,045           79,563
     WMC Ltd.                                                            12,094           54,029
     Woolworths Ltd.                                                     13,395           49,366
     -------------------------------------------------------------------------------------------
                                                                                       1,908,901
     -------------------------------------------------------------------------------------------

     AUSTRIA--0.15%
     -------------------------------------------------------------------------------------------
     Bank Austria AG                                                      1,142           55,629
     OMV AG                                                                 677           58,820
     -------------------------------------------------------------------------------------------
                                                                                         114,449
     -------------------------------------------------------------------------------------------

     BELGIUM--0.70%
     -------------------------------------------------------------------------------------------
     Colruyt NV                                                             784           33,220
     Delhaize "Le Lion" SA                                                  770           46,058
     Dolmen Computer Applications NV          +                              64            1,253
     Electrabel SA                                                          292           72,178
     Fortis "B"                                                           4,572          133,049
     Groupe Bruxelles Lambert SA                                            226           56,425
     KBC Bancassurance Holding NV                                         2,194           96,567
     PetroFina SA                                                             1              549
     Solvay SA                                                              803           54,050
     UCB SA                                                               1,499           55,072
     -------------------------------------------------------------------------------------------
                                                                                         548,421
     -------------------------------------------------------------------------------------------

     DENMARK--0.79%
     -------------------------------------------------------------------------------------------
     A/S Dampskibsselskabet Svendborg " B"                                    6           88,680
     D/S 1912 "B"                                                             8           84,969

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

JUNE 30, 2000 (Unaudited)

Schedule of Investments

     Security                                                                   Shares          Value
     ---------------------------------------------------------------------------------------------------
     Den Danske Bank Group                                                         500        $   60,144
     Nordic Baltic Holding AB                  +                                 8,626            62,918
     Novo-Nordisk A/S "B"                                                          538            91,565
     Tele Denmark A/S                                                            1,600           107,696
     Vestas Wind Systems A/S 144A                                                3,290           120,829
     ---------------------------------------------------------------------------------------------------
                                                                                                 616,801
     ---------------------------------------------------------------------------------------------------

     FINLAND--2.94%
     ---------------------------------------------------------------------------------------------------
     Nokia OYJ                                                                  37,124         1,894,497
     Pohjola Group Insurance Corp. "B"                                             623            22,020
     Sonera Group OYJ                                                            6,460           294,508
     Tietoenator OYJ                                                               771            25,727
     UPM-Kymmene OYJ                                                             2,700            67,024
     ---------------------------------------------------------------------------------------------------
                                                                                               2,303,776
     ---------------------------------------------------------------------------------------------------

     FRANCE--10.67%
     ---------------------------------------------------------------------------------------------------
     Accor SA                                                                    1,871            76,688
     Air Liquide                                                                   708            92,389
     Alcatel SA                                                                  9,016           591,374
     Aventis SA                                                                  5,809           424,005
     AXA UAP                                                                     2,875           452,911
     Banque National de Paris                                                    3,426           329,715
     Bouygues SA                               +                                   244           163,072
     Canal Plus                                                                    925           155,434
     Cap Gemini SA                                                                 951           167,521
     Carrefour Supermarche SA                                                    5,246           358,619
     Compagnie de Saint Gobain                                                     694            93,824
     Compagnie Generale des Etablissements Michelin "B"                          1,523            48,872
     Dassault Systemes SA                                                          892            83,205
     Etablissements Economiques du Casino Guichard-
     Perrachon SA                                                                  746            69,088
     France Telecom SA                                                           7,852         1,097,521
     Groupe Danone                                                               1,062           140,939
     Lafarge SA                                                                    892            69,324
     Lagardene S.C.A.                                                              991            75,693
     L'OREAL                                   +                                   490           424,321
     LVMH (Louis Vuitton Moet Hennessy)        +                                   716           295,249
     Pechiney SA "A"                                                             1,184            49,400
     Pernod Ricard                                                               1,657            90,176
     Pinault-Printemps-Redoute SA                                                  845           187,735
     PSA Peugeot Citroen                                                           375            75,258
     Publicis SA                                                                    81            31,785
     Sagem SA                                                                       81            94,967
     Sanofi-Synthelabo SA                                                        5,337           254,266
     Schneider SA                                                                1,307            91,094
     Societe Generale "A"                                                        3,076           185,020
     Sodexho Alliance SA                                                           319            57,868
     STMicroelectronics NV                                                       6,475           408,014
     Suez Lyonnaise des Eaux SA                                                  1,338           234,417

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                             Shares    Value
     -----------------------------------------------------------------------
     Thomson CSF                                           1,339  $   52,747
     Total SA - Series B                                   5,694     873,081
     Usinor SA                                             2,549      31,102
     Valeo SA                                                873      46,676
     Vivendi                                               4,375     386,168
     -----------------------------------------------------------------------
                                                                   8,359,538
     -----------------------------------------------------------------------

     GERMANY--7.99%
     -----------------------------------------------------------------------
     Allianz AG                                            1,799     646,334
     BASF AG                                               4,650     188,684
     Bayer AG                                              5,300     202,914
     Beiersdorf AG                                           894      74,259
     Continental AG                                        2,228      37,439
     DaimlerChrysler AG                                    7,896     411,841
     Deutsche Bank AG - Registered Shares                  4,688     385,821
     Deutsche Lufthansa AG                                 3,128      73,019
     Deutsche Telekom AG                                  23,399   1,335,949
     Dresdner Bank AG                                      3,850     158,427
     EM TV & Merchandising AG                              1,078      63,658
     Fresenius Medical Care AG                               787      62,756
     Heidelberger Zement AG                                  710      43,384
     HypoVereinsbank                                       3,050     199,472
     Karstadt AG                                           1,318      34,353
     Linde AG                                              1,562      62,785
     MAN AG                                                1,448      43,769
     Merck KGaA                                            1,873      57,224
     Metro AG                                              2,681      94,683
     Muenchener Rueckversicherungs-Gesellschaft AG         1,273     398,652
     Preussag AG                                           1,815      58,571
     RWE AG                                                3,898     132,304
     SAP AG                                                1,473     217,141
     Schering AG                                           1,767      96,246
     Siemens AG                                            4,516     681,244
     Thyssen Krupp AG                                      4,605      74,963
     Veba AG                                               5,626     271,258
     Volkswagen AG                                         3,021     114,478
     WCM Beteiligungs & Grundbesi AG                       1,587      37,259
     -----------------------------------------------------------------------
                                                                   6,258,887
     -----------------------------------------------------------------------

     HONG KONG--1.96%
     -----------------------------------------------------------------------
     Cathay Pacific Airways Ltd.                          31,000      57,462
     CLP Holdings Ltd.                                    16,500      76,832
     Esprit Holdings Ltd.                                 16,000      16,624
     Hang Seng Bank Ltd                                   15,100     143,337
     Henderson Land Development Co. Ltd.                  15,000      65,998
     Hong Kong & China Gas Co. Ltd.                       49,060      55,065
     Hong Kong Telecommunications Ltd.                    90,400     198,880
     Hutchison Whampoa Ltd.                               29,700     373,365
     Johnson Electric Holdings Ltd.                        8,000      75,684

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                          Shares       Value
     ---------------------------------------------------------------------
     Li & Fung Ltd.                                    12,000  $   60,034
     Pacific Century Cyberworks Ltd.         +         40,000      79,020
     Sun Hung Kai Properties Ltd.                      21,000     150,853
     Swire Pacific Ltd. "A"                            18,500     108,216
     Television Broadcasts Ltd.                         4,000      26,682
     Wharf Holdings Ltd.                               27,000      48,316
     ---------------------------------------------------------------------
                                                                1,536,368
     ---------------------------------------------------------------------

     IRELAND--0.37%
     ---------------------------------------------------------------------
     Allied Irish Banks PLC                             8,668      77,627
     CRH PLC                                            3,725      67,395
     Eircom PLC                                        17,419      46,566
     Irish Life & Permanent PLC                         5,332      45,255
     Kerry Group PLC                                    3,985      51,098
     ---------------------------------------------------------------------
                                                                  287,941
     ---------------------------------------------------------------------

     ITALY--4.14%
     ---------------------------------------------------------------------
     Assicurazioni Generali SpA                         8,594     294,565
     Banca di Roma SpA                                 64,474      79,161
     Banca Intesa SpA                                  39,543     177,066
     Benetton Group SpA                                23,233      48,578
     Beni Stabili SpA                                   6,022       3,231
     Enel SpA                                          52,366     231,987
     ENI SpA                                           64,554     372,883
     Fiat SpA                                           3,781      98,118
     Mediaset SpA                                       8,790     134,277
     Mediobanca Banca SpA                               9,411      97,040
     Olivetti SpA                            +         39,777     144,693
     Pirelli SpA                                       24,078      63,332
     Riunione Adriatica di Sicurta SpA                  7,600      83,446
     San Paolo - IMI SpA                               10,593     188,014
     Telecom Italia Mobile SpA                         51,099     522,022
     Telecom Italia Mobile SpA Rnc                     14,238      71,640
     Telecom Italia SpA                                28,635     393,688
     Telecom Italia SpA Rnc                             7,464      49,527
     Unicredito Italiano SpA                           39,134     187,190
     ---------------------------------------------------------------------
                                                                3,240,458
     ---------------------------------------------------------------------

     JAPAN--25.43%
     ---------------------------------------------------------------------
     Acom Co. Ltd.                                      1,200     100,815
     Advantest Corp.                                      800     178,196
     Ajinomoto Co. Inc.                                 6,000      76,854
     Asahi Bank Ltd.                                   23,000      96,614
     Asahi Breweries Ltd.                               6,000      71,712
     Asahi Chemical Industry Co. Ltd.                  13,000      91,829
     Asahi Glass Co. Ltd.                              11,000     122,769
     Bank of Tokyo-Mitsubishi Ltd.                     37,000     446,405
     Bank of Yokohama Ltd.                             11,000      49,211
     Benesse Corporation                                  800      55,380

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                           Shares     Value
     --------------------------------------------------------------------
     Bridgestone Corp.                                   7,000  $148,010
     Canon Inc.                                          7,000   348,104
     Casio Computer Co. Ltd.                             5,000    56,039
     Central Japan Railway Co.                              15    84,766
     Chugai Pharmaceutical Co. Ltd.                      3,000    56,652
     Dai Nippon Printing Co. Ltd.                        6,000   105,618
     Daiichi Pharmaceutical Co. Ltd.                     4,000   101,342
     Daikin Industries Ltd.                              3,000    69,649
     Daiwa Bank Ltd.                                    17,000    44,032
     Daiwa House Industry Co. Ltd.                       7,000    51,029
     Daiwa Securities Co. Ltd.                          11,000   145,044
     Denso Corp.                                         7,000   170,096
     East Japan Railway Co.                                 28   162,449
     Ebara Corporation                                   5,000    67,671
     Eisai Co. Ltd.                                      3,000    96,068
     Fanuc Ltd.                                          1,900   193,087
     Fuji Bank Ltd.                                     26,000   197,371
     Fuji Photo Film Co.                                 4,000   163,504
     Fujitsu Ltd.                                       15,000   518,484
     Furukawa Electric Co. Ltd.                          6,000   125,171
     Hirose Electric Co. Ltd.                              500    77,749
     Hitachi Ltd.                                       26,000   374,665
     Honda Motor Co. Ltd.                                8,000   272,004
     Hoya Corp.                                          1,000    89,475
     Industrial Bank of Japan Ltd.                      21,000   159,020
     Itochu Corp.                               +       12,000    60,467
     Ito-Yokado Co. Ltd.                                 3,000   180,269
     Japan Airlines Co. Ltd.                            19,000    72,116
     Japan Tobacco Inc.                                     15   131,528
     Joyo Bank Ltd.                                     12,000    46,112
     Jusco Co. Ltd.                                      3,000    56,793
     Kaneka Corp.                                        4,000    44,040
     Kansai Electric Power Co. Inc.                      5,600   100,106
     Kao Corp.                                           4,000   122,063
     Kawasaki Steel Corp.                               33,000    47,243
     Keihin Electric Express Railway                    14,000    52,611
     Kinden Corp.                                       12,000    75,272
     Kinki Nippon Railway Co. Ltd.                      19,000    76,948
     Kirin Brewery Co. Ltd.                              8,000    99,835
     Komatsu Ltd.                                       12,000    84,313
     Konami Company Ltd.                                 1,100    69,414
     Kubota Corp.                                       17,000    61,644
     Kuraray Co. Ltd.                                    8,000    91,622
     Kyocera Corp.                                       1,400   237,212
     Kyowa Hakko Kogyo Co. Ltd.                          4,000    39,068
     Marubeni Corp.                             +       13,000    44,690
     Marui Co. Ltd.                                      4,000    76,478
     Matsushita Electric Industrial Co. Ltd.            15,000   388,509
     Minebea Co. Ltd.                                    5,000    62,633

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                             Shares       Value
     -----------------------------------------------------------------------
     Mitsubishi Chemical Corp.                            19,000  $   77,843
     Mitsubishi Corp.                                     12,000     108,388
     Mitsubishi Electric Corp.                            17,000     183,809
     Mitsubishi Estate Co. Ltd.                           11,000     129,296
     Mitsubishi Heavy Industries Ltd.                     30,000     132,801
     Mitsubishi Rayon Co.                                 18,000      54,994
     Mitsubishi Trust & Banking Corp.                     11,000      85,265
     Mitsui & Co. Ltd.                                    12,000      91,547
     Mitsui Fudosan Co. Ltd.                               8,000      86,650
     Mitsui Marine & Fire Insurance Co. Ltd.              11,000      52,837
     Murata Manufacturing Co. Ltd.                         2,000     286,696
     NEC Corp.                                            13,000     407,723
     NGK Insulators Ltd.                                   6,000      74,255
     Nidec Corp.                                             600      51,990
     Nikon Corp.                                           3,000     111,043
     Nintendo Co. Ltd.                                     1,100     191,872
     Nippon COMSYS Corp.                                   2,000      42,477
     Nippon Express Co. Ltd.                              10,000      61,314
     Nippon Mitsubishi Oil Corp.                          17,000      77,814
     Nippon Paper Industries Co.                          10,000      68,189
     Nippon Sheet Glass Co. Ltd.                           4,000      55,531
     Nippon Steel Corp.                                   54,000     113,416
     Nippon Telegraph & Telephone Corp.                       97   1,288,156
     Nippon Yusen Kabushiki Kaisha                        15,000      72,051
     Nissan Motor Co. Ltd.                        +       32,000     188,368
     Nitto Denko Corp.                                     2,000      77,043
     Nomura Securities Co. Ltd.                           15,000     366,612
     NSK Ltd.                                              6,000      52,555
     Oji Paper Co. Ltd.                                   11,000      75,629
     Olympus Optical Co. Ltd.                              4,000      71,618
     Omron Corp.                                           3,000      81,375
     Oriental Land Co. Ltd.                                1,000     102,001
     Orix Corp.                                              720     106,127
     Osaka Gas Co.                                        22,000      63,197
     Pioneer Electronic Corp.                              2,000      77,796
     Promise Co. Ltd.                                      1,000      78,926
     Rohm Co. Ltd.                                           900     262,774
     Sakura Bank Ltd.                                     31,000     214,015
     Sankyo Co. Ltd.                                       4,000      90,228
     Sanyo Electric Co. Ltd.                              17,000     152,748
     Secom Co. Ltd.                                        2,000     145,985
     Sekisui House Ltd.                                    8,000      73,916
     Sharp Corp.                                           8,000     141,276
     Shin-Etsu Chemical Co. Ltd.                           3,000     152,013
     Shionogi & Co. Ltd.                                   3,000      56,934
     Shiseido Co.                                          5,000      77,231
     Shizuoka Bank Ltd.                                    7,000      59,336
     Skylark Co.                                           1,000      39,463
     SMC Corp.                                               600     112,738

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                             Shares        Value
     --------------------------------------------------------------------------------------------
     Softbank Corp.                                                        2,500     $   339,063
     Sony Corp.                                                            6,800         634,048
     Sumitomo Bank Ltd. (The)                                             25,000         306,098
     Sumitomo Chemical Co. Ltd.                                           16,000          96,142
     Sumitomo Corp.                                                        9,000         101,126
     Sumitomo Electric Industries                                          7,000         119,859
     Sumitomo Marine & Fire Insurance Co. Ltd.                            10,000          58,112
     Taisho Pharmaceutical Co. Ltd.                                        3,000         107,370
     Taiyo Yuden Co. Ltd.                                                  1,000          62,538
     Takara Shuzo Co.                                                      2,000          49,823
     Takeda Chemical Industries                                            7,000         458,865
     Takefuji Corp.                                                        1,200         144,780
     Teijin Ltd.                                                          12,000          58,432
     Terumo Corp.                                                          2,000          67,624
     Tobu Railway Co. Ltd.                                                17,000          48,515
     Toho Co. Ltd.                                                           200          34,019
     Tohoku Electric Power Co. Inc.                                        2,800          37,711
     Tokai Bank Ltd.                                                      19,000          93,590
     Tokio Marine & Fire Insurance Co. Ltd.                               11,000         126,809
     Tokyo Electric Power Co. Inc.                                         8,800         214,250
     Tokyo Electronics Ltd.                                                1,000         136,755
     Tokyo Gas Co.                                                        25,000          70,168
     Tokyu Corp.                                                          14,000          69,093
     Toppan Printing Co. Ltd.                                              6,000          63,405
     Toray Industries Inc.                                                17,000          68,848
     Toshiba Corp.                                                        24,000         270,571
     Toyo Seikan Kaisha Ltd.                                               3,000          55,946
     Toyota Motor Corp.                                                   29,000       1,319,236
     Trans Cosmos Inc.                                                       200          29,988
     Uni-Charm Corp.                                                         800          48,373
     Wacoal Corp.                                                          5,000          50,860
     Yamanouchi Pharmaceutical Co. Ltd.                                    3,000         163,598
     Yamato Transport Co. Ltd.                                             4,000          99,270
     --------------------------------------------------------------------------------------------
                                                                                      19,918,616
     --------------------------------------------------------------------------------------------

     NETHERLANDS--5.14%
     --------------------------------------------------------------------------------------------
     ABN AMRO Holding NV                                                  11,138         272,870
     Aegon NV                                                             10,148         361,103
     Akzo Nobel NV                                                         2,364         100,438
     ASM Lithography Holding NV                     +                      3,138         134,881
     Elsevier NV                                                           5,957          72,174
     Getronics NV                                                          2,670          41,170
     Heineken NV                                                           2,337         142,243
     ING Groep NV                                                          7,314         494,402
     Koninklijike Philips Electronics NV                                  10,409         490,939
     Koninklijke Ahold NV                                                  6,081         178,995
     Royal Dutch Petroleum Co.                                            16,415       1,020,266
     Royal KPN NV                                                          6,976         312,038
     TNT Post Group NV                                                     3,591          96,856

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                   Shares        Value
     --------------------------------------------------------------------------------------------------
     Unilever NV                                                                 4,134      $  189,651
     VOPAK                                                                       2,403          52,768
     Wolters Kluwer NV                                                           2,391          63,691
     --------------------------------------------------------------------------------------------------
                                                                                             4,024,485
     --------------------------------------------------------------------------------------------------

     NEW ZEALAND--0.10%
     --------------------------------------------------------------------------------------------------
     Lion Nathan Ltd.                                                           35,635          79,438
     --------------------------------------------------------------------------------------------------
                                                                                                79,438
     --------------------------------------------------------------------------------------------------

     NORWAY--0.31%
     --------------------------------------------------------------------------------------------------
     Bergesen DY "A"                                                             2,734          56,072
     Norsk Hydro ASA                                                             2,715         113,896
     Orkla As A-Aksjer                                                           3,612          68,607
     --------------------------------------------------------------------------------------------------
                                                                                               238,575
     --------------------------------------------------------------------------------------------------

     PORTUGAL--0.45%
     --------------------------------------------------------------------------------------------------
     Banco Comercial Portugues SA "R"                                            9,868          51,347
     Banco Espirito Santo e Comercial de Lisboa SA                               1,726          42,351
     Brisa-Auto Estradas de Portugal SA                                          4,522          38,943
     EDP - Electricidade de Portugal SA                                          4,559          82,789
     Portugal Telecom                                                            9,108         102,264
     Sonae SGPS SA                                                              17,080          36,080
     --------------------------------------------------------------------------------------------------
                                                                                               353,774
     --------------------------------------------------------------------------------------------------

     SINGAPORE--0.84%
     --------------------------------------------------------------------------------------------------
     Chartered Semiconductor Manufacturing                    +                  8,000          69,928
     City Developments Ltd.                                                     12,000          46,541
     DBS Group Holdings Ltd.                                                    10,652         136,888
     DBS Land Ltd.                                                              33,000          42,791

     Oversea-Chinese Banking Corp Ltd. - Ordinary Shares                        11,350          78,186
     Singapore Airlines Ltd.                                                     9,000          89,088
     Singapore Press Holdings Ltd.                                               4,000          62,518
     Singapore Telecommunications Ltd.                                          46,000          67,367
     United Overseas Bank Ltd.                                                  10,392          67,976
     --------------------------------------------------------------------------------------------------
                                                                                               661,283
     --------------------------------------------------------------------------------------------------

     SPAIN--2.72%
     --------------------------------------------------------------------------------------------------
     Autopistas Concesion                                     +                  5,772           2,480
     Autopistas Concesionaria Espanola SA                                        5,772          50,204
     Banco Bilbao Vizcaya SA                                                    23,653         353,421
     Banco Santander Central Hispano SA                                         30,724         324,138
     Corporacion Financiere Alba                              +                  1,406          37,050
     Endesa SA                                                                   7,371         142,791
     Fomento de Construcciones y Contratas SA                                    2,289          43,272
     Gas Natural SDG SA                                                          3,900          70,003
     Grupo Dragados SA                                                          10,404          74,598
     Iberdrola SA                                                                7,322          94,375
     Repsol SA                                                                   9,518         189,471

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

     Security                                                                 Shares          Value
     --------------------------------------------------------------------------------------------------
     Sociedad General de Aguas de Barcelona SA                                 2,780        $   37,159
     Tabacalera SA "A"                                                         4,570            70,204
     Telefonica SA                                         +                  24,769           532,088
     Union Electrica Fenosa SA                                                 2,719            49,194
     Zardoya Otis SA                                                           6,733            59,655
     --------------------------------------------------------------------------------------------------
                                                                                             2,130,103
     --------------------------------------------------------------------------------------------------

     SWEDEN--3.44%
     --------------------------------------------------------------------------------------------------
     Atlas Copco AB "B"                                                        2,219            42,770
     Drott AB                                                                  4,750            51,162
     Electrolux AB "B"                                                         3,394            52,526
     ForeningsSparbanken AB                                                    4,950            72,398
     Hennes & Mauritz AB                                                       6,051           126,234
     NetCom AB "B"                                         +                     900            66,429
     Nordic Baltic Holding AB                                                 21,357           161,025
     Sandvik AB                                                                2,295            48,138
     Securitas AB "B"                                                          2,965            62,863
     Skandia Forsakrings AB                                                   11,320           299,043
     Skandinaviska Enskilda Banken "A"                                         6,300            74,643
     Skanska AB "B"                                                            1,588            56,264
     Svenska Cellulosa AB "B"                                                  2,325            44,154
     Svenska Handelsbanken AB "B"                                              5,900            85,624
     Swedish Match AB                                                         13,328            41,102
     Telefonakfiebolaget Ericsson AB                                          60,008         1,187,234
     Telia AB                                              +                  10,600            99,750
     Volvo AB "B"                                                              3,602            78,207
     WM-Data AB                                                                7,355            40,444
     --------------------------------------------------------------------------------------------------
                                                                                             2,690,010
     --------------------------------------------------------------------------------------------------

     SWITZERLAND--5.44%
     --------------------------------------------------------------------------------------------------
     ABB Ltd.                                                                  2,243           268,456
     Adecco SA                                                                   140           118,944
     Alusuisse Lonza Group AG                              +                     102            66,464
     Credit Suisse Group                                                       2,138           425,280
     Gebruder Sulzer AG                                    +                      65            43,231
     Givaudan - Foreign Registered                         +                      63            19,174
     Holderbank Financiere Glarus AG                                             134            43,781
     Holderbank Financiere Glarus AG "B"                                          51            62,525
     Nestle SA                                                                   289           578,407
     Novartis AG - Registered                                                    544           861,677
     Roche Holding AG                                                             51           496,448
     Roche Holding AG-Genusschein                                                 12           126,926
     Schindler Holding AG                                                         28            42,909
     Schweizerische Rueckversicherungs-Gesellschaft                              100           203,819
     Swatch Grap AG                                                               57            72,466
     Swisscom AG                                                                 558           193,257
     Union Bank of Switzerbank                                                 3,244           475,260
     Zurich Allied AG                                                            330           163,043
     --------------------------------------------------------------------------------------------------
                                                                                             4,262,067
     --------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

          Security                                                          Shares             Value
          -------------------------------------------------------------------------------------------

          UNITED KINGDOM--18.59%
          -------------------------------------------------------------------------------------------
          Abbey National PLC                                                10,532        $  126,257
          Allied Zurich PLC                                                 11,530           136,733
          AMVESCAP PLC                                                       5,511            88,644
          Anglian Water PLC                                                  6,542            60,555
          Arm Holdings PLC                             +                     7,615            81,813
          BAA PLC                                                            9,421            75,768
          Barclays PLC                                                      11,485           286,341
          Bass PLC                                                           8,258            93,106
          BG Group PLC                                                      25,767           166,957
          Blue Circle Industries PLC                                         7,627            49,361
          BOC Group PLC                                                      3,826            55,155
          Boots Co. PLC                                                      8,188            62,497
          BP Amoco PLC                                                     173,728         1,671,368
          British Aerospace PLC                                             22,004           137,567
          British Airways PLC                                               10,196            58,793
          British American Tobacco PLC                                      21,132           141,415
          British Sky Broadcasting Group PLC           +                    13,940           273,301
          British Telecommunications PLC                                    49,095           636,222
          Burmah Castrol PLC                                                 2,563            64,794
          Cadbury Schweppes PLC                                             15,528           102,263
          Canary Wharf Finance PLC                     +                     8,119            45,647
          Capita Group PLC                                                   1,859            45,615
          Carlton Communications PLC                                         5,870            75,713
          Centrica PLC                                                      29,385            98,322
          CGU PLC                                                           16,552           276,286
          Compass Group PLC                                                  5,363            70,842
          Corus Group PLC                                                   30,263            44,314
          Diageo PLC                                                        24,066           216,558
          Dixons Group PLC                                                  15,509            63,306
          Electrocomponents PLC                                              4,340            44,454
          EMI Group PLC                                                      6,945            63,232
          GKN PLC "B"                                                        5,919            75,716
          Glaxo Wellcome PLC                                                26,976           788,813
          Granada Group PLC                                                 14,330           143,518
          Great Universal Stores PLC                                         9,242            59,603
          Halifax PLC                                                       16,658           160,260
          Hanson PLC                                                         7,221            51,172
          Hays PLC                                                          12,846            71,832
          HSBC Holdings PLC                                                 63,929           732,901
          Imperial Chemical Industries PLC                                   7,273            57,886
          Invensys PLC                                                      27,902           105,004
          J Sainsbury PLC                                                   16,140            73,476
          Kingfisher PLC                                                    11,570           105,605
          Ladbroke Group PLC                                                15,154            53,350
          Land Securities PLC                                                4,627            55,468
          Legal & General Group PLC                                         36,494            85,560
          Lloyds TSB Group PLC                                              41,720           395,043
          Logica PLC                                                         3,049            72,362

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

          Security                                                                                  Shares            Value
          -----------------------------------------------------------------------------------------------------------------
          Marconi PLC                                                                                19,382     $   252,937
          Marks & Spencer PLC                                                                        23,054          81,249
          Misys PLC                                                                                   4,645          39,331
          National Grid Group PLC                                                                    10,190          80,561
          National Power PLC                                                                          9,209          58,832
          Nycomed Amersham PLC "A"                                                                    5,977          59,498
          Pearson PLC                                                                                 4,418         140,786
          Peninsular & Oriental Steam Navigation Co. PLC                                              7,949          68,272
          Prudential Corp. PLC                                                                       13,373         196,435
          Psion PLC                                                                                   3,830          37,138
          Railtrack Group PLC                                                                         4,674          72,805
          Reed International PLC                                                                      9,589          83,667
          Rentokil Initial PLC                                                                       24,807          56,466
          Reuters Group PLC                                                                          10,427         178,319
          Rio Tinto PLC                                                                               9,297         152,364
          Royal Bank of Scotland Group PLC                                                           19,389         325,406
          Sage Group PLC                                                                              9,623          78,123
          Schroders PLC                                                                               2,562          46,186
          Scottish Power PLC                                                                         12,685         107,793
          Sema Group PLC                                                                              3,602          51,379
          Smith & Nephew Associated                                                                  14,249          52,758
          SmithKline Beecham PLC                                                                     42,128         552,968
          Smiths Industries PLC                                                                       4,444          57,995
          Tesco PLC                                                                                  48,782         152,122
          Thames Water PLC                                                                            4,017          52,117
          3i Group PLC                                                                                3,979          82,056
          Unigate PLC                                                                                13,995          61,586
          Unilever PLC                                                                               21,405         129,924
          United Utilities PLC                                                                        5,079          50,405
          Vodafone Group PLC ADR                                                                    465,708       1,886,863
          Williams PLC                                                                                9,227          53,906
          Wolseley PLC                                                                                7,972          42,944
          WPP Group PLC                                                                               5,720          83,760
          Zeneca Group PLC                                                                           13,449         629,593
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 14,557,312
          -----------------------------------------------------------------------------------------------------------------

          TOTAL COMMON STOCKS
          (Cost: $66,238,347)                                                                                    74,091,203
          -----------------------------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------------------------------------

          PREFERRED STOCKS--0.46%
          AUSTRALIA--0.23%
          -----------------------------------------------------------------------------------------------------------------
          News Corp. Ltd.                                                                            15,039         181,289
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                    181,289
          -----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

          Security                                                                   Shares or Principal         Value
          -------------------------------------------------------------------------------------------------------------

          GERMANY--0.23%
          -------------------------------------------------------------------------------------------------------------
          SAP AG - Vorzug                                                                   954             $   176,429
          -------------------------------------------------------------------------------------------------------------
                                                                                                                176,429
          -------------------------------------------------------------------------------------------------------------

          TOTAL PREFERRED STOCKS
          (Cost: $273,296)                                                                                      357,718
          -------------------------------------------------------------------------------------------------------------
          -------------------------------------------------------------------------------------------------------------

          SHORT TERM INSTRUMENTS--4.61%

          UNITED STATES--4.61%
          -------------------------------------------------------------------------------------------------------------
          U.S. Treasury Bills
           5.61%, 08/03/00                                ++                         $2,227,000               2,215,428
           5.67%, 07/13/00                                ++                          1,401,000               1,398,176
          -------------------------------------------------------------------------------------------------------------
                                                                                                              3,613,604
          -------------------------------------------------------------------------------------------------------------

          TOTAL SHORT TERM INSTRUMENTS
          (Cost: $3,614,271)                                                                                  3,613,604
          -------------------------------------------------------------------------------------------------------------

          TOTAL INVESTMENTS IN SECURITIES -- 99.68%
          (Cost $70,125,914)                                                                                 78,062,525
          -------------------------------------------------------------------------------------------------------------
          Other Assets, Less Liabilities -- 0.32%                                                               254,045
          -------------------------------------------------------------------------------------------------------------
          NET ASSETS -- 100.00%                                                                             $78,316,570
          =============================================================================================================

--------------------------------------------------------------------------------
+         Non-income earning securities.

++ These U.S. Treasury Bills are held in a segregated account in connection with the Master Portfolio's holdings of FTSE 100 Index, Nikkei 300 Index and Euro 50 Index future contracts. See Note 1.


The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $70,125,914) (Note 1)                          $  78,062,525
Cash                                                                                        835
Foreign currency, at value (Cost: $218,335)                                             221,579
Receivables:
     Dividends                                                                          146,191
     Due from broker - variation margin                                                 140,542
Unrealized gain on foreign currency exchange contracts                                   32,739
                                                                                  -------------
Total Assets                                                                         78,604,411
                                                                                  -------------
LIABILITIES
Payables:
     Investment securities purchased                                                    157,013
     Due to BGI Stephens (Note 2)                                                        65,471
Unrealized loss on foreign currency exchange contracts                                   65,357
                                                                                  -------------
Total Liabilities                                                                       287,841
                                                                                  -------------
NET ASSETS                                                                        $  78,316,570
                                                                                  =============

-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Dividends (Net of foreign withholding tax of $85,590)                                             $     666,870
     Interest                                                                                                 84,779
                                                                                                       -------------
Total investment income                                                                                      751,649
                                                                                                       -------------
EXPENSES (NOTE 2)
     Advisory fees                                                                                            53,559
     Administration fees                                                                                      35,706
                                                                                                       -------------
Total expenses                                                                                                89,265
                                                                                                       -------------
Net investment income                                                                                        662,384
                                                                                                       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on sale of investments                                                                196,724
     Net realized loss on sale of futures contracts                                                          (29,595)
     Net realized loss on foreign currency transactions                                                      (89,931)
     Net change in unrealized appreciation (depreciation) of investments                                  (3,739,615)
     Net change in unrealized appreciation (depreciation) of futures contracts                              (198,100)
     Net change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies                                                              1,110
                                                                                                       -------------
Net loss on investments                                                                                   (3,859,407)
                                                                                                       -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $  (3,197,023)
                                                                                                       =============
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------------------

                                                                                   For the Six Months
                                                                                  Ended June 30, 2000      For the Period Ended
                                                                                           (Unaudited)      December 31, 1999/*/
                                                                                  -------------------      ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                            $       662,384           $       106,126
     Net realized gain                                                                         77,198                    32,307
     Net change in unrealized appreciation (depreciation)                                  (3,936,605)               11,799,108
                                                                                      ---------------           ---------------
Net increase (decrease) in net assets resulting from operations                            (3,197,023)               11,937,541
                                                                                      ---------------           ---------------
Interestholder transactions:
     Contributions                                                                         29,738,204                54,039,755
     Withdrawals                                                                          (11,847,264)               (2,354,643)
                                                                                      ---------------           ---------------
Net increase in net assets resulting from interestholder transactions                      17,890,940                51,685,112
                                                                                      ---------------           ---------------
Increase in net assets                                                                     14,693,917                63,622,653
NET ASSETS:
Beginning of period                                                                        63,622,653                         -
                                                                                      ---------------           ---------------
End of period                                                                         $    78,316,570           $    63,622,653
                                                                                      ===============           ===============
-------------------------------------------------------------------------------------------------------------------------------

/*/  Period from October 1, 1999 (commencement of operations) to December 31,
     1999.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have

"passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:

                                                                                Net Unrealized
Number of                                  Expiration           Notional         Appreciation
Contracts                          Type          Date     Contract Value        (Depreciation)
----------------------------------------------------------------------------------------------
10                       FTSE 100 Index      09/15/00      $     964,643       $    (18,928)
36                     NIKKEI 300 Index      09/07/00          1,063,980             19,355
31                        EURO 50 Index      09/15/00          1,538,176            (42,754)
                                                                               ------------
                                                                               $    (42,327)
                                                                               ============

     The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $3,628,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. As of June 30, 2000 the Master Portfolio had no outstanding repurchase agreements.

   FORWARD FOREIGN CURRENCY CONTRACTS

   A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2000, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                                                                                   Net
                                                              Foreign                                          Unrealized
                                              Exchange       Currency                                             Gain
Currency                                        Date       Cost/Proceeds     U.S Dollar Value                    (Loss)
-------------------------------------------------------------------------------------------------------------------------
Purchase Contracts

British Pound Sterling                        08/03/00     $   1,756,901     $   1,732,993                    $  (23,908)

Euro Dollar                                   08/03/00         2,048,405         2,081,144                        32,739

Japanese Yen                                  08/03/00         1,684,256         1,679,739                        (4,517)

Swedish Krona                                 08/03/00           107,661           107,432                          (229)
                                                                                                              -----------
                                                                             Net Unrealized Gain on
                                                                             Purchase Contracts               $    4,085

Sale Contracts

British Pound Sterling                        08/03/00     $     788,000     $     805,096                    $  (17,096)

Euro Dollar                                   08/03/00           579,000           595,655                       (16,655)

Japanese Yen                                  08/03/00           620,000           621,240                        (1,240)

Swedish Krona                                 08/03/00           105,720           107,432                        (1,712)
                                                                                                              -----------
                                                                             Net Unrealized Loss on Sale
                                                                             Contracts                        $  (36,703)


                                                                             Net Unrealized Gain on Forward
                                                                             Foreign Currency Contracts       $  (32,618)
                                                                                                              ===========

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.15% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

   Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000 were as follows:

U.S. GOVERNMENT OBLIGATIONS:

Purchases at cost      $          -
Sales proceeds                    -

OTHER SECURITIES:
Purchases at cost      $ 41,187,053
Sales proceeds           22,896,338

   At June 30, 2000, the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

       Tax          Unrealized       Unrealized       Net Unrealized
      Cost         Appreciation     Depreciation       Appreciation
--------------------------------------------------------------------
   $ 70,125,914    $ 12,371,620     $ (4,435,009)        $ 7,936,611

4.  FINANCIAL HIGHLIGHTS

    The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities for the Master Portfolio are as follows:

                                                                       Six               For the
                                                                   Months Ended        Period Ended
                                                                  June 30, 2000        December 31,
                                                                   (Unaudited)            1999 *
---------------------------------------------------------------------------------------------------
    Ratio of expenses to average net assets                 +         0.25%               0.25%
    Ratio of net investment income to average net assets    +         1.85%               0.82%
    Portfolio turnover rate                                             33%                 39%

---------------------------------------------------------------------------------------------------

*       Period from March 1, 1999 (commencement
        of operations) to December 31, 1999.
+       Annualized for period of less than one year.